NOTES PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																				1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 15, 2025 USD ($)	Jun. 15, 2025 USD ($)	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 04, 2024 USD ($)	Nov. 30, 2024 USD ($)	Sep. 20, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	May 07, 2024	Apr. 12, 2024 USD ($)	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 06, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 11, 2022 USD ($)	Sep. 16, 2020 shares	Oct. 03, 2019 USD ($)	Aug. 31, 2023	Jul. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2025 USD ($)	Sep. 19, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 11, 2024 shares	May 31, 2024 USD ($)	May 04, 2024	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Nov. 30, 2023 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 05, 2023	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)
Principal amount																																						$ 49,100				$ 49,100		$ 130,800	$ 168,200				$ 57,639	$ 85,000		$ 71,629				$ 71,629	$ 71,629
Debt instrument interest rate percentage																																																										10.00%
Debt instrument default interest rate															24.00%
Accrued interest																																						3,769				3,769		8,700	16,632
Amortization of debt discount																																										133,644	$ 164,904	294,005	202,952
Debt remaining																																						338,325				338,325		313,550	338,362
Original issue discount																																						43,819				43,819		38,854	38,994
Note payable, net of discount																																						168,217				168,217		204,694
Debt premium																																						115,293				115,293		124,629	91,171
Penalty amount																																										30,000		30,000
Fee amount																																						2,833				2,833		3,832	1,838
Derivative liabilities																																						131,585				131,585		133,886	423,209
Conversion of stock amount converted																																										9,336	87,305	246,254	411,111
Proceeds from convertible debt																																										80,000	477,500	567,050	590,250
Gain on extinguishment of debt																																						(18,759)		$ (211)		$ (30,078)	34,099	$ 54,565	25,969
Conversion price percentage																																										4.99%		4.99%
Number of shares issued | shares																																																			263			29	23
Additional debt issued																																						58,279	$ 99,891	92,057	$ 229,190			$ 773,548	1,387,723
Settlement of convertible debt																																											142,909	142,909
Maximum [Member]
Debt instrument interest rate percentage																																																					8.00%
Securities Purchase Agreement [Member]
Principal amount																																													65,280
Debt instrument maturity date																																			Oct. 03, 2020
Amortization of debt discount																																										88,000	186,000	232,700	210,278
Debt premium																																						$ 0		$ 234,615		0	234,615	279,711	232,674
Red Road Holdings Securities Purchase Agreement [Member]
Principal amount																													$ 53,750
Debt instrument interest rate percentage																													8.00%
Debt Instrument description																													The Red Road Note may be prepaid until 180 days from its issuance date, subject to the following: if prepaid within 60 days of the issuance date, the prepayment premium is 110% of the face amount of such note plus any accrued interest, if prepaid after 60 days but less than 91 days from the issuance date, then the prepayment premium is 115% of the face amount plus any accrued interest of such note, if prepaid after 90 days but less than 121 days from the issuance date, then the prepayment premium is 120% of the face amount plus any accrued interest of such note, if prepaid after 120 days but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest of such note, and if prepaid after 150 days but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest of such note
Debt instrument default interest rate																													22.00%
Monthly payment amount																																													0
Principal amount																																													2,150
Debt instrument conversion rate																													65.00%
Debt instrument discount rate																													35.00%
Ownership limitations																													4.99%
Legal fees																													$ 3,750
Debt premium																													28,942																28,942
Penalty amount																													1,000
Principal amount																																													53,750
Proceeds from convertible debt																													$ 50,000
Convertible Notes One [Member]
Amortization of debt discount																																										$ 133,644	$ 164,904	$ 294,005	202,952
Subsequent Event [Member]
Principal amount																																															$ 4,050	$ 44,925
Accrued interest																																															403	7,053
Debt premium																																																9,337
Fee amount																																															$ 469	$ 2,548
1800 Diagonal Lending LLC [Member]
Debt instrument original issue discount rate												15.00%	15.00%																									150.00%				150.00%		150.00%
Original issue discounts amount												$ 8,200	$ 8,200
Principal amount								$ 49,200				$ 49,200	$ 49,200
Debt instrument interest rate percentage												22.00%	22.00%
Accrued interest								5,683																														$ 0				$ 0		$ 1,193
Debt remaining																																						0				$ 0		$ 98,400
Legal and financing costs												$ 6,000	$ 6,000
Net proceeds												$ 35,000	$ 35,000
Monthly payment amount								28,290
Principal amount				$ 7,072.50				7,072.50
Payment of debt								56,580
Debt instrument conversion rate																																										65.00%		65.00%
Debt instrument discount rate																																										35.00%		35.00%
Ownership limitations																																										4.99%		4.99%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																																												$ 0
Debt instrument interest rate percentage																		8.00%
Debt instrument default interest rate																		35.00%
Debt premium																																												134,615
Debt outstanding principal percentage																		22.00%
Penalty amount																		$ 1,000
Convertible debt principal amount																																												250,000
Percentage of outstanding shares of common stock																		150.00%
Debt instrument settlement debt amount																		$ 134,615
Accrued interest																																												9,863
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate																		110.00%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate																		129.00%
Percentage of outstanding shares of common stock																		9.99%
1800 Diagonal Lending LLC [Member] | July Eleven Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																																	$ 105,000
Debt instrument maturity date																																	Jun. 30, 2023
Debt instrument interest rate percentage																																	8.00%
Debt issuance costs																																	$ 3,750
1800 Diagonal Lending LLC [Member] | July Six Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																									$ 65,000
Debt instrument maturity date																									Jun. 29, 2024
Debt issuance costs																									$ 5,000
1800 Diagonal Lending LLC [Member] | July Nineteen Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																								$ 45,000
Debt instrument maturity date																								Jul. 19, 2024
Debt issuance costs																								$ 5,000
1800 Diagonal Lending LLC [Member] | August Sixteen Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																						$ 55,000
Debt instrument maturity date																						Aug. 16, 2024
Debt issuance costs																						$ 5,000
1800 Diagonal Lending LLC [Member] | October Twenty Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																			$ 40,000
Debt instrument maturity date																			Oct. 20, 2024
Debt issuance costs																			$ 5,000
1800 Diagonal Lending LLC [Member] | November Twenty Nine Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																		$ 45,000
Debt instrument maturity date																		Sep. 15, 2024
Debt issuance costs																		$ 5,000
1800 Diagonal Lending LLC [Member] | Forecast [Member]
Monthly payment amount								28,290
Principal amount			$ 7,072.50	$ 7,072.50				7,072.50
Payment of debt								56,580
1800 Diagonal Lending LLC [Member] | Subsequent Event [Member]
Principal amount			$ 7,072.50
ONE44 Capital LLC [Member]
Accrued interest																																						841				$ 841		9,909	24,255
Debt premium																																												100,000	133,305
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																	$ 150,000									$ 111,111					$ 110,000							$ 105,800				$ 105,800		119,300	118,111
Debt instrument maturity date																															Aug. 15, 2022
Debt instrument interest rate percentage																	10.00%									10.00%					10.00%							24.00%				24.00%
Accrued interest																																						$ 12,570				$ 12,570		6,726	4,726
Original issue discount																	$ 15,000									$ 11,111					$ 10,000
Ownership limitations																	4.99%
Legal fees																	$ 7,500									$ 5,500					$ 5,500
Debt premium																																						9,000				9,000		98,311	182,376
Debt outstanding principal percentage																	24.00%
Debt instrument increase principal percentage																	20.00%
Convertible debt principal amount																																										13,500		148,811	338,700
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate																	120.00%
Debt instrument conversion rate																	60.00%
Debt instrument discount rate																	35.00%
Penalty amount																	$ 250
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate																	135.00%
Debt instrument conversion rate																	65.00%
Debt instrument discount rate																	40.00%
Penalty amount																	$ 500
GS Capital Partners, LLC [Member]
Debt instrument default interest rate									24.00%
Accrued interest																																						3,769				3,769		8,700	2,945
Derivative fixed interest rate																																												1,254
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Principal amount									$ 33,000	$ 33,000					$ 27,500					$ 61,000	$ 77,500									$ 71,500		$ 93,000												$ 83,000
Debt instrument maturity date									Mar. 20, 2025	Feb. 02, 2025					Oct. 12, 2024					Apr. 12, 2024	Feb. 23, 2024									Mar. 21, 2023		Apr. 12, 2023
Debt instrument interest rate percentage									8.00%	8.00%					8.00%					8.00%	8.00%									8.00%		8.00%
Debt instrument default interest rate																																												24.00%
Accrued interest																																						11,366				11,366		$ 8,364	4,263
Debt remaining																																						127,400				$ 127,400		$ 110,500	75,300
Original issue discount									$ 3,000	$ 3,000					$ 2,500					$ 3,500	$ 5,000									$ 4,000		$ 5,000
Net proceeds																														$ 65,000		$ 85,000
Debt instrument conversion rate									60.00%						60.00%
Debt instrument discount rate									40.00%						40.00%
Ownership limitations																														4.99%		4.99%										4.99%		4.99%
Legal fees																				$ 2,500	$ 2,500									$ 2,500		$ 3,000
Debt instrument increase principal percentage									20.00%						20.00%
Debt conversion description									The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the Common Stock trades below $18 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default.	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.					The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share, provided that the fixed price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.					The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $900 per share, provided that the fixed price will be reduced to $600 per share in the event that the market price of the Common Stock trades below $450 per share for ten consecutive trading days. In the event of a default under the note and unless the fixed price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. As of the date of filing this report, such GS Capital Note is past due and currently in default.	The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,400 per share, provided that the fixed price will be reduced to $1,200 per share in the event that the market price of the Common Stock trades below $1,800 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note was fully converted in July 2024.									Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $120,000 (the “September Fixed Price”). However, in the event the common stock trades below $84,000 per share for more than five consecutive trading days, then the September Fixed Price becomes $54,000 per share		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $168,000 per share (the “Fixed Price”). However, in the event the common stock trades below $120,000 per share for more than five consecutive trading days, then the Fixed Price becomes $78,000 per share
Fee amount																																												$ 3,832
Derivative liabilities																																						66,000				$ 66,000		110,500	75,300
Conversion price percentage																														65.00%		65.00%
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate									110.00%						110.00%
Penalty amount									$ 250						$ 250
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate									125.00%						125.00%
Penalty amount									$ 500						$ 500
GS Capital Partners, LLC [Member] | August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																																										$ 49,100		130,800	89,200
GS Capital Partners, LLC [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Principal amount										$ 33,000
Debt instrument maturity date										Feb. 02, 2025
Debt instrument interest rate percentage										8.00%
Debt instrument default interest rate										24.00%
Original issue discount										$ 3,000
Debt instrument increase principal percentage										20.00%
Debt conversion description										The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $102 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $60 per share in the event that the market price of the Common Stock trades below $84 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note). The GS Capital note shall be bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value.
GS Capital Partners, LLC [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate										110.00%
Penalty amount										$ 250
GS Capital Partners, LLC [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate										125.00%
Penalty amount										$ 500
Coventry Enterprises LLC Securities Purchase Agreement [Member]
Monthly payment amount																												$ 19,643
Coventry Enterprises LLC Securities Purchase Agreement [Member] | Securities Purchase Agreement [Member]
Principal amount																											$ 125,000	$ 125,000									$ 142,909
Debt instrument interest rate percentage																											10.00%	10.00%
Debt instrument default interest rate																																										24.00%
Accrued interest																																					70								22,749
Amortization of debt discount																											$ 37,500	$ 37,500
Original issue discount																											25,000	25,000
Debt premium																																												13,328
Convertible debt principal amount																												125,000
Amount repaid for covertible debt																																						61,400				$ 61,400		2,043	5,049
Proceeds from convertible debt																												100,000
Debt instrument guaranteed interest																											$ 12,500	$ 12,500
Number of shares issued | shares																											1	1
Debt Default penalty																																													25,000
Amount of convertible debt outstanding with penalty																																												0	144,951
Additional debt issued																																													561
Settlement of convertible debt																																					$ 142,979
Interest payable current and non current																																												357
104 LLC [Member] | Securities Purchase Agreement [Member]
Principal amount											$ 33,750					$ 50,000
Debt instrument maturity date											Jun. 20, 2025					Mar. 01, 2025
Debt Instrument description											the Company has the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.
Accrued interest																																						1,132				1,132		1,429
Debt remaining																																						83,125				83,125		83,750
Original issue discount											$ 3,375					$ 3,125
Legal and financing costs											$ 5,200					7,500
Principal amount																																										4,000
Debt instrument conversion rate											65.00%
Debt instrument discount rate											35.00%
Ownership limitations											4.99%
Debt premium																																												45,096
Purchase amount											$ 30,375					$ 46,875
Principal amount																																										625
104 LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument interest rate percentage											8.00%					8.00%
104 LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument interest rate percentage											16.00%					16.00%
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member]
Debt instrument default interest rate						24.00%
Accrued interest																																						87				87
Debt remaining																																						22,000				22,000
Original issue discount						$ 2,000
Debt instrument conversion rate						60.00%
Debt instrument discount rate						40.00%
Debt instrument increase principal percentage						20.00%
Convertible debt principal amount						$ 22,000																																				22,000
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate						110.00%
Penalty amount						$ 250
Geebis Consulting LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate						125.00%
Penalty amount						$ 500
Geebis Consulting LLC [Member] | Forecast [Member] | Securities Purchase Agreement [Member]
Debt instrument interest rate percentage		8.00%
Debt conversion description		The Geebis note is exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note is equal to $18 per share, provided that the fixed price will be reduced to $6 per share in the event that the market price of the common stock trades below $18 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future. Notwithstanding the foregoing, such conversions are subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company is required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.
Crown Bridge Partners, LLC [Member]
Principal amount																																						$ 65,280				$ 65,280		$ 65,280
Debt instrument interest rate percentage																																						15.00%				15.00%		15.00%
Accrued interest																																						$ 50,477				$ 50,477		$ 45,541
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																																						65,280				65,280		65,280	65,280														$ 65,280	$ 9,600
Debt instrument maturity date																																			Oct. 03, 2020
Debt instrument interest rate percentage																																			15.00%
Debt Instrument description																																			The conversion price of the Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion under such note, including the day upon which such notice was received subject to 4.99% or 9.99% beneficial ownership limitations
Accrued interest																																						50,477				50,477		45,541	35,722														$ 25,930
Original issue discount																																			$ 5,000
Debt premium																																			72,000										13,889															6,400
Proceeds from convertible debt																																			$ 100,000
Unissued shares conversion | shares																																		0.0003
Equity conversion																																																												$ 16,000
Gain on extinguishment of debt																																										43,520			43,520
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate																																			110.00%
Ownership limitations																																			4.99%
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate																																			150.00%
Ownership limitations																																			9.99%
Crown Bridge Partners, LLC [Member] | Crown Bridge Financing Agreement [Member]
Debt remaining																																													$ 0
Crown Bridge Partners, LLC [Member] | October Three Two Thousand Nineteen Auctus Note [Member] | Securities Purchase Agreement [Member]
Principal amount																																			$ 108,000
Debt remaining																																														$ 65,280
Principal amount																																			$ 3,000
Crown Bridge Partners, LLC [Member] | August Two Thousand Nineteen Auctus Note [Member] | Securities Purchase Agreement [Member]
Accrued interest																																														7,232
Debt premium																																														28,480
Convertible debt principal amount																																														$ 42,720
Loans Payable [Member]
Debt instrument original issue discount rate																							10.00%
Original issue discounts amount																							$ 120,000
Principal amount																							$ 132,000
Debt instrument maturity date																							Nov. 15, 2023
Debt instrument interest rate percentage																							10.00%
Debt instrument increase interest rate																							18.00%
Debt Instrument description																							The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment.
Debt instrument interest rate														130.00%																						130.00%
Debt instrument default interest rate																							18.00%
Accrued interest																																						24,852				24,852		15,536
Amortization of debt discount																																												12,000
Debt remaining																																						132,000				132,000		132,000
Original issue discount																																						0				0		0
Note payable, net of discount																																						132,000				132,000		132,000
Loans Payable [Member] | Promissory Note [Member]
Debt remaining																																						168,217				168,217		204,694
Original issue discount																																						$ 12,983				$ 12,983		25,706
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
Principal amount								49,200
Accrued interest								$ 5,683
Monthly payment amount					$ 28,290
Principal amount					7,072.50
Payment of debt					$ 56,580
Red Road Holdings Promissory Note [Member]
Debt instrument original issue discount rate							15.00%																															150.00%				150.00%
Original issue discounts amount							$ 8,200
Principal amount							$ 49,200
Debt instrument interest rate percentage							22.00%
Accrued interest																																						$ 546				$ 546
Debt remaining																																						49,200				49,200
Legal and financing costs							$ 6,000
Net proceeds							35,000
Monthly payment amount							28,290
Principal amount							$ 7,072.50
Debt instrument conversion rate							65.00%
Debt instrument discount rate							35.00%
Ownership limitations							4.99%
Red Road Holdings Promissory Note [Member] | Forecast [Member]
Principal amount	$ 7,072.50
Red Road Holdings Promissory Note [Member] | Subsequent Event [Member]
Payment of debt		$ 56,580
Convertible Notes Payable [Member]
Convertible note																																						$ 167,200				$ 167,200		$ 83,000
Maturity date description																																												maturity dates between February 23, 2024 and April 12, 2024